RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Feb. 28, 2023	Feb. 28, 2022
RELATED PARTY TRANSACTIONS
Amounts due from related parties-current	$ 423	$ 919
Amounts due from related parties-non-current		77
Amounts due to related parties-current	$ 100	$ 205